Provisions for employees' benefits - Plan assets of pension and pension bonds (Details) - Pension Trust - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Assets of benefit plan	$ 12,068,525	$ 13,172,965
Floating interest rate
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	1,026,862	679,448
Other foreign currency
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	113,012	1,992,800
Other local currency
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	5,422,709	1,502,349
Bonds issued by the national government
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	2,758,728	4,958,612
Bonds of private entities
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	2,393,322	3,177,531
Other public bonds
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	302,254	777,562
Bonds of foreign entities
Disclosure of defined benefit plans [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	$ 51,638	$ 84,663